LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Feb. 28, 2021	Feb. 29, 2020
LONG-TERM PREPAYMENTS AND OTHER NON-CURRENT ASSETS
Long-term prepayments	$ 154	$ 36,989
Loan to employees	3,700	3,940
Loan receivable	36,012	32,661
Other non-current assets	17,828	11,685
Long-term prepayments and other non-current assets	$ 57,694	$ 85,275